Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions, beginning	$ 195,384	$ 75,155
Revisions in estimates and obligations incurred	40,857	32,909
Acquired from Tahoe (Note 8)		78,052
-new provisions	2,402	2,551
-change in estimate	(1,754)	(252)
-exchange gains on provisions	(569)	(265)
Charged in the year	(165)	(405)
Reclamation expenditures	(2,462)	(2,264)
Accretion expense (Note 24)	8,260	9,903
Provisions, ending	241,953	195,384
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions, beginning	188,455	70,587
Revisions in estimates and obligations incurred	40,857	32,909
Acquired from Tahoe (Note 8)		77,320
-new provisions	0	0
-change in estimate	0	0
-exchange gains on provisions	0	0
Charged in the year	0	0
Reclamation expenditures	(2,462)	(2,264)
Accretion expense (Note 24)	8,260	9,903
Provisions, ending	235,110	188,455
Litigation [member]
Disclosure of other provisions [line items]
Provisions, beginning	6,929	4,568
Revisions in estimates and obligations incurred	0	0
Acquired from Tahoe (Note 8)		732
-new provisions	2,402	2,551
-change in estimate	(1,754)	(252)
-exchange gains on provisions	(569)	(265)
Charged in the year	(165)	(405)
Reclamation expenditures	0	0
Accretion expense (Note 24)	0	0
Provisions, ending	$ 6,843	$ 6,929